Contingent Liabilities - Additional Information (Detail) - Pilot trainees [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Guarantees provided on personal bank loans	¥ 696	¥ 696
Personal bank loans drawn under guarantees	181	221
Amount paid to banks due to default of payments	¥ 2	¥ 0